Employee Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended							12 Months Ended						1 Months Ended			12 Months Ended			1 Months Ended			12 Months Ended
	Dec. 31, 2013 Directors	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Directors' Retirement Plan [Member]	Dec. 31, 2012 Directors' Retirement Plan [Member]	Dec. 31, 2013 SERP [Member]	Dec. 31, 2012 SERP [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Minimum [Member] ESB Financial Corporation Directors Retirement Plan [Member]	Dec. 31, 2013 Minimum [Member] SERP [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Maximum [Member] ESB Financial Corporation Directors Retirement Plan [Member]	Dec. 31, 2013 Maximum [Member] SERP [Member]	Nov. 30, 2011 Management Recognition Plan [Member]	May 31, 2005 Management Recognition Plan [Member]	May 31, 2004 Management Recognition Plan [Member]	Dec. 31, 2013 Management Recognition Plan [Member]	Dec. 31, 2012 Management Recognition Plan [Member]	Dec. 31, 2011 Management Recognition Plan [Member]	Nov. 30, 2013 Restricted Stock [Member]	Nov. 30, 2012 Restricted Stock [Member]	Nov. 30, 2011 Restricted Stock [Member]	Dec. 31, 2013 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2013 Excess Benefit Plan [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Employees contribution in stock of the company	100.00%
Percentage of eligible compensation, matched 100% by employer	1.00%
Percentage of eligible compensation, matched 50% by employer								2.00%			6.00%
Employer match of employee contributions of first 1% of eligible compensation (as a percent)	100.00%
Employer match of employee contributions of next 2% and 6% of eligible compensation (as a percent)	50.00%
Employer contribution of employees retirement plan	$ 298,000	$ 313,000	$ 286,000
Employee stock ownership plan benefit of employees after two years service	25.00%
Employee stock ownership plan benefit of employees after three years service	50.00%
Employee stock ownership plan benefit of employees after four years service	75.00%
Employee stock ownership plan benefit of employees after five years service	100.00%
ESOP's loan payable bears a weighted-average interest rate	4.68%
ESOP's loan maturity	2016
Dividends received on unallocated ESOP shares	108,044	169,899	111,622
Company contribution of unallocated ESOP Shares	1,500,000	1,300,000	1,300,000
Interest incurred on the loan by ESOP	134,257	181,122	205,562
Company recognized compensation expense related to the ESOP	1,594,000	1,432,000	1,309,000
Total shares held to ESOP	2,811,955	2,691,012
Unallocated shares controlled by the ESOP	200,569	296,096	395,587
ESOP fair value of shares	2,848,080	3,422,367
ESOP shares released for allocation	95,527	99,491
Additional shares purchased by company Employee Stock Ownership Plan	34,073	30,108	52,436
Cost of additional shares released for allocation	425,000	329,000	504,000
Maximum vesting period of stock option	10 years
Shares held in Management Recognition Plan	13,330																									96,790
Shares awarded to eligible individuals														19,042	840	37,740				26,196	33,330	88,955
Shares vested on the date of the grant														1,904	90	5,784				5,238	6,662	8,896
Shares subsequently vested														3,808	750	27,870	13,330			20,958	6,665		20,003
Shares forfeited																4,086
Price on the grant date															$ 11.04	$ 10.68
Fair value of the shares															10,000	403,000
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Remaining Shares Vested Subsequently																						17,788	62,271
Compensation expense																	21,000	21,000	37,000				211,000	150,000	106,000
Expected compensation expense on 2014																	21,000						211,000
Expected compensation expense on 2015																	21,000						213,000
Expected compensation expense on 2016																	21,000						214,000
Expected compensation expense on 2017																	21,000						151,000
Expected compensation expense on 2018																	21,000						91,000
Expected compensation expense, thereafter																	42,000						181,000
Number of days taken to credit supplemental benefits received																										180 days
Annual retirement benefit age				75 years						65 years
Annual retirement benefit percentage										25.00%
Targeted benefit percentage										100.00%
Benefit plan premium equally paid										10 years
Benefit payable upon early retirement										Age 50 with at least twelve years of service
Service needed to lesser benefit payable upon early retirement										12 years
Participants credited service under benefit plans										23 years			35 years
Service period to get retirement benefit									5 years			10 years
Retirement benefit calculation ratio									25.00%			80.00%
Years of service required for ratios									10 years			20 years
Number of director eligible for the benefit under defined benefit plan	3
Accumulated benefit obligation for the director's retirement plan				777,000	793,000	2,700,000	2,700,000
Estimated net loss	1,000	86,000
Projected benefit payments on 2014				128,000		85,000
Projected benefit payments on 2015				134,000		85,000
Projected benefit payments on 2016				134,000		85,000
Projected benefit payments on 2017				135,000		290,000
Projected benefit payments on 2018				136,000		245,000
Expected compensation expense, thereafter				$ 172,000		$ 4,600,000